Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Net loss	$ (14,388,000)	$ (4,679,000)	$ (20,637,000)	$ (9,223,000)	$ (15,997,000)	$ (14,447,000)
United [Member]
Net loss					(14,868,000)	(11,294,000)
Foreign [Member]
Net loss					(1,129,000)	(3,153,000)
Total [Member]
Net loss					$ (15,997,000)	$ (14,447,000)